SHARE INCENTIVE PLAN - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Number of options outstanding
Forfeited	(48,453)
Outstanding at end of year	4,008,558	4,057,011
Exercisable at end of year	3,304,234
Weighted average exercise price
Forfeited	$ 5.99
Outstanding at end of year	7.02	$ 7.00
Exercisable at end of the year	6.03
Weighted average grant-date fair value per option
Forfeited	9.95
Outstanding at end of year	3.54	$ 3.62
Exercisable at end of the year	$ 3.09
Weighted-average remaining contractual term (years)
Weighted-average remaining contractual term (in years)	5 years 1 month 21 days	5 years 11 months 5 days
Weighted-average remaining contractual term, exercisable at end of the year (in years)	4 years 7 months 21 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 6,084	$ 7,000
Aggregate intrinsic value, granted	0		$ 0	$ 5,612
Aggregate intrinsic value, exercisable at end of the year	$ 6,084